CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital and premium [Member]	Treasury Stock [Member]	Reserve from share-based payment transactions [Member]	Translation reserve [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2020	$ 37,040	$ 0	$ 5,829	$ 1,229	$ (33,001)	$ 11,097	$ 1,513	$ 12,610
Net loss	0	0	0	0	(17,763)	(17,763)	(755)	(18,518)	[1]
Total other comprehensive income (loss)	0	0	0	1,385	21	1,406	3	1,409	[1]
Total comprehensive loss	0	0	0	1,385	(17,742)	(16,357)	(752)	(17,109)	[1]
Issuance of common shares, net of issuance costs	195,259	0	0	0	0	195,259	2,948	198,207
Purchase of treasury common shares	0	(660)	0	0	0	(660)	0	(660)
Exercise of warrants and compensation options	4,293	0	0	0	0	4,293	0	4,293
Exercise of options	1,053	0	(920)	0	0	133	0	133
Share-based compensation	0	0	7,471	0	0	7,471	0	7,471
Expired options	32	0	(32)	0	0	0	0	0
Balance at Dec. 31, 2021	237,677	(660)	12,348	2,614	(50,743)	201,236	3,709	204,945
Net loss	0	0	0	0	(188,890)	(188,890)	(2,411)	(191,301)
Total other comprehensive income (loss)	0	0	0	(1,331)	59	(1,272)	(153)	(1,425)
Total comprehensive loss	0	0	0	(1,331)	(188,831)	(190,162)	(2,564)	(192,726)
Issuance of treasury common shares	0	660	0	0	0	660	0	660
Issuance of common shares, net of issuance costs	6,818	0	0	0	0	6,818	0	6,818
Exercise of options	992	0	(659)	0	0	333	0	333
Share-based compensation	0	0	3,767	0	0	3,767	0	3,767
Expired options	289	0	(289)	0	0	0	0	0
Balance at Dec. 31, 2022	245,776	$ 0	15,167	1,283	(239,574)	22,652	1,145	23,797
Net loss	0		0	0	(9,498)	(9,498)	(730)	(10,228)
Total other comprehensive income (loss)	0		0	(1,188)	38	(1,150)	525	(625)
Total comprehensive loss	0		0	(1,188)	(9,460)	(10,648)	(205)	(10,853)
Issuance of treasury common shares	2,351		0	0	0	2,351	0	2,351
Other comprehensive income Classification	0		0	0	(111)	(111)	(1,709)	(1,820)
Share-based compensation	0		225	0	0	225	0	225
Expired options	5,755		(5,755)	0	0	0	0	0
Balance at Dec. 31, 2023	$ 253,882		$ 9,637	$ 95	$ (249,145)	$ 14,469	$ (769)	$ 13,700

[1]	Reclassified in respect of discontinued operations - see Note 25.